Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000116046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class I/AFNIX)
Accumulated Value	$ 25,000		$ 27,102	$ 30,097	$ 33,249	$ 38,261	$ 37,359	$ 49,012	$ 47,164	$ 51,259	$ 58,637	$ 65,108
C000116045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class C/AFYCX)
Accumulated Value	10,000		10,727	11,796	12,907	14,696	14,215	18,454	17,583	18,914	21,428	23,562
C000116044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth Fund (Class A/AFNAX)
Accumulated Value	9,451		10,219	11,324	12,482	14,324	13,960	18,263	17,529	19,007	21,688	24,028
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000		$ 10,399	$ 12,260	$ 14,023	$ 15,483	$ 16,645	$ 23,436	$ 20,948	$ 25,053	$ 31,204	$ 35,936